NATIONWIDE®

VARIABLE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–1545–12/06

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 44,071 shares (cost $729,311)	$1,293,913

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I (VKEnt) 765,674 shares (cost $10,153,873)	11,921,539

Van Kampen Life Investment Trust – Government Portfolio – Class I (VKGov) 292,259 shares (cost $2,717,010)	2,718,005

Van Kampen Life Investment Trust – Money Market Portfolio – Class I (VKMMkt) 977,654 shares (cost $977,654)	977,654

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I (VKStrGr) 47,010 shares (cost $1,229,613)	1,354,348

Total investments	18,265,459

Accounts receivable	1,918

Total assets	18,267,377

Accounts payable	–

Contract owners’ equity (note 4)	$18,267,377

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	VKUSRealEst	VKEnt	VKGov	VKMMkt	VKStrGr
Reinvested dividends	$267,617	12,260	54,687	146,239	54,431	–
Mortality and expense risk charges (note 2)	(250,578)	(15,244)	(161,426)	(39,434)	(16,452)	(18,022)

Net investment income (loss)	17,039	(2,984)	(106,739)	106,805	37,979	(18,022)

Proceeds from mutual fund shares sold	4,047,905	292,015	2,072,950	740,435	804,987	137,518
Cost of mutual fund shares sold	(3,716,452)	(146,470)	(1,887,357)	(746,169)	(804,987)	(131,469)

Realized gain (loss) on investments	331,453	145,545	185,593	(5,734)	–	6,049
Change in unrealized gain (loss) on investments	697,301	147,693	569,999	(48,902)	–	28,511

Net gain (loss) on investments	1,028,754	293,238	755,592	(54,636)	–	34,560

Reinvested capital gains	73,607	73,607	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,119,400	363,861	648,853	52,169	37,979	16,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		VKUSRealEst		VKEnt		VKGov
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$17,039	31,255	(2,984)	(1,055)	(106,739)	(74,283)	106,805	102,413
Realized gain (loss) on investments	331,453	80,598	145,545	40,240	185,593	40,147	(5,734)	10,964
Change in unrealized gain (loss) on investments	697,301	1,019,665	147,693	82,320	569,999	865,915	(48,902)	(34,624)
Reinvested capital gains	73,607	26,780	73,607	26,780	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,119,400	1,158,298	363,861	148,285	648,853	831,779	52,169	78,753

Equity transactions:
Purchase payments received from contract owners (note 3)	114,846	269,333	11,655	9,728	74,126	220,292	13,433	22,245
Transfers between funds	–	–	(136,173)	66,506	(208,731)	(175,257)	(73,519)	(1,551)
Redemptions (note 3)	(3,249,355)	(3,794,950)	(65,155)	(83,831)	(1,684,648)	(2,689,316)	(616,272)	(511,827)
Annuity benefits	(4,844)	(4,417)	–	–	(1,346)	(1,271)	(2,558)	(2,195)
Annual contract maintenance charges (note 2)	(17,304)	(20,456)	(519)	(473)	(12,519)	(15,018)	(2,267)	(2,891)
Contingent deferred sales charges (note 2)	(401)	(3,864)	–	–	(193)	(2,947)	(156)	(311)
Adjustments to maintain reserves	1,975	(26)	30	(73)	27	56	1,957	204

Net equity transactions	(3,155,083)	(3,554,380)	(190,162)	(8,143)	(1,833,284)	(2,663,461)	(679,382)	(496,326)

Net change in contract owners’ equity	(2,035,683)	(2,396,082)	173,699	140,142	(1,184,431)	(1,831,682)	(627,213)	(417,573)
Contract owners’ equity beginning of period	20,303,060	22,699,142	1,120,200	980,058	13,105,982	14,937,664	3,347,188	3,764,761

Contract owners’ equity end of period	$18,267,377	20,303,060	1,293,899	1,120,200	11,921,551	13,105,982	2,719,975	3,347,188

CHANGES IN UNITS:
Beginning units	644,042	758,743	26,554	26,841	331,998	403,954	150,875	173,426

Units purchased	32,866	25,546	1,895	1,974	2,678	6,144	1,254	4,431
Units redeemed	(138,658)	(140,247)	(5,939)	(2,261)	(48,942)	(78,100)	(32,030)	(26,982)

Ending units	538,250	644,042	22,510	26,554	285,734	331,998	120,099	150,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMMkt		VKStrGr
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$37,979	18,790	(18,022)	(14,610)
Realized gain (loss) on investments	–	–	6,049	(10,753)
Change in unrealized gain (loss) on investments	–	–	28,511	106,054
Reinvested capital gains	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	37,979	18,790	16,538	80,691

Equity transactions:
Purchase payments received from contract owners (note 3)	6,020	6,020	9,612	11,048
Transfers between funds	432,481	94,414	(14,058)	15,888
Redemptions (note 3)	(801,157)	(281,134)	(82,123)	(228,842)
Annuity benefits	(940)	(951)	–	–
Annual contract maintenance charges (note 2)	(870)	(774)	(1,129)	(1,300)
Contingent deferred sales charges (note 2)	(52)	(197)	–	(409)
Adjustments to maintain reserves	(46)	(216)	7	3

Net equity transactions	(364,564)	(182,838)	(87,691)	(203,612)

Net change in contract owners’ equity	(326,585)	(164,048)	(71,153)	(122,921)
Contract owners’ equity beginning of period	1,304,197	1,468,245	1,425,493	1,548,414

Contract owners’ equity end of period	$977,612	1,304,197	1,354,340	1,425,493

CHANGES IN UNITS:
Beginning units	76,776	87,591	57,839	66,931

Units purchased	25,627	11,831	1,412	1,166
Units redeemed	(46,624)	(22,646)	(5,123)	(10,258)

Ending units	55,779	76,776	54,128	57,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolio of the Van Kampen – The Universal Institutional Funds Inc.;

Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

Van Kampen Life Investment Trust – Asset Allocation Fund (VKAsAlloc)*
Van Kampen Life Investment Trust – Domestic Income Fund (VKDomInc)*
Van Kampen Life Investment Trust – Enterprise Portfolio – Class I (VKEnt)
Van Kampen Life Investment Trust – Global Equity Fund (VKGlobEq)*
Van Kampen Life Investment Trust – Government Portfolio – Class I (VKGov)
Van Kampen Life Investment Trust – Money Market Portfolio – Class I (VKMMkt)
Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*
Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I (VKStrGr) (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class I)

*At December 31, 2006, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners’ contract value a contingent deferred sales charge, not to exceed 6% (3% after 3 years) of the lesser of purchase payments or the amount surrendered. For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or amounts surrendered, such charge declining 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $19,741 and $61,793, respectively, and total transfers from the Account to the fixed account were $17,028 and $46,689, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.30%	22,510	$57.481093	$1,293,899	1.02%	36.26%
2005	1.30%	26,554	42.185723	1,120,200	1.15%	15.53%
2004	1.30%	26,841	36.513459	980,058	1.50%	34.62%
2003	1.30%	29,375	27.122769	796,731	0.00%	35.73%
2002	1.30%	30,528	19.983480	610,056	3.86%	-2.08%
Van Kampen Life Investment Trust – Enterprise Portfolio – Class I
2006	1.30%	285,734	41.692644	11,913,006	0.44%	5.69%
2005	1.30%	331,998	39.447958	13,096,643	0.72%	6.75%
2004	1.30%	403,954	36.953948	14,927,695	0.38%	2.70%
2003	1.30%	451,312	35.982648	16,239,401	0.54%	24.24%
2002	1.30%	575,192	28.961313	16,658,316	2.40%	-30.25%
Van Kampen Life Investment Trust – Government Portfolio – Class I
2006	1.30%	120,099	22.533616	2,706,265	4.82%	2.00%
2005	1.30%	150,875	22.092041	3,333,137	4.19%	2.20%
2004	1.30%	173,426	21.617494	3,749,036	5.07%	2.81%
2003	1.30%	192,273	21.025728	4,042,680	5.05%	0.42%
2002	1.30%	264,943	20.937264	5,547,182	5.93%	8.19%
Van Kampen Life Investment Trust – Money Market Portfolio – Class I
2006	1.30%	55,779	17.418676	971,596	4.77%	3.07%
2005	1.30%	76,776	16.899726	1,297,493	2.69%	1.34%
2004	1.30%	87,591	16.676816	1,460,739	0.83%	-0.51%
2003	1.30%	126,822	16.762369	2,125,837	0.55%	-0.74%
2002	1.30%	140,312	16.886735	2,369,412	1.34%	-0.10%
Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2006	1.30%	54,128	25.021064	1,354,340	0.00%	1.52%
2005	1.30%	57,839	24.645874	1,425,493	0.26%	6.53%
2004	1.30%	66,931	23.134486	1,548,414	0.00%	5.64%
2003	1.30%	75,907	21.898731	1,662,267	0.00%	25.69%
2002	1.30%	120,729	17.422649	2,103,419	0.46%	-33.36%

2006 Reserves for annuity contracts in payout phase:				28,271

2006 Contract owners’ equity				$18,267,377

2005 Reserves for annuity contracts in payout phase:				30,094

2005 Contract owners’ equity				$20,303,060

2004 Reserves for annuity contracts in payout phase:				33,200

2004 Contract owners’ equity				$22,699,142

2003 Reserves for annuity contracts in payout phase:				38,798

2003 Contract owners’ equity				$24,905,714

2002 Reserves for annuity contracts in payout phase:				43,782

2002 Contract owners’ equity				$27,332,167

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company